Other Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Other Accrued Liabilities
Other Accrued Liabilities

5. Other Accrued Liabilities

Other accrued liabilities consist of the following:

	December 31
	2011	2010
	(in thousands)
Accrued professional fees	$345	$277
Accrued salaries and employee benefits	285	554
Unpaid financing costs	301	—
Other accrued liabilities	350	455
	$1,281	$1,286